497(e)
                                      MONEY
                                  MARKET FUNDS


--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]
                                   1784 Funds

--------------------------------------------------------------------------------




                               1784 U.S. TREASURY
                                MONEY MARKET FUND
                         --------------------------------
                                   1784 PRIME
                                MONEY MARKET FUND
                         --------------------------------
                                  1784 TAX-FREE
                                MONEY MARKET FUND
                         --------------------------------
                             1784 INSTITUTIONAL U.S.
                           TREASURY MONEY MARKET FUND
                         --------------------------------
                         FUND INFORMATION AND PROSPECTUS
                                 OCTOBER 1, 1996



                           NOT PART OF THE PROSPECTUS

1784 MONEY MARKET FUNDS
--------------------------------------------------------------------------------
LOW RISK, FLEXIBILITY AND CURRENT INCOME--WITH A TAX-FREE OPTION.

For many savers and investors, money market funds are a good complement to savings accounts, CDs, and other low-risk investments. Consider the advantages of the 1784 Money Market Funds and you'll understand why.



[BULLET] STABILITY--
These Funds are managed with the goal of returning a dollar to you for every dollar you invest, plus dividends.

[BULLET] ATTRACTIVE, COMPETITIVE YIELDS--
These Funds seek to provide variable rates of return that exceed insured savings accounts and the money market deposit accounts available through banks.

[BULLET] ACCESS TO YOUR MONEY --
You have access to your money whenever you need it because the Funds will buy back your shares whenever you want.

[BULLET] CONVENIENCE--
The 1784 Money Market Funds are an excellent place to hold cash you plan to invest longer-term or that you may need soon.




                                 INTRODUCING THE
                          1784 MONEY MARKET FUNDS TEAM:
                              JAMES L. BOSLAND, CFA
                         1784 TAX-FREE MONEY MARKET FUND

                              EMMETT M. WRIGHT, CFA
                      1784 U.S. TREASURY MONEY MARKET FUND
               1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND

                               MARY K. WERLER, CFA
                          1784 PRIME MONEY MARKET FUND

                                  LISA LEBOEUF
                      1784 U.S. TREASURY MONEY MARKET FUND
                          1784 PRIME MONEY MARKET FUND
               1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND


                                [PHOTO OMITTED]



                           MONEY MANAGEMENT STRENGTH.
                           The 1784 Funds are managed
                               by Bank of Boston.
                         Founded in 1784, Bank of Boston
                           has a 100-year track record
                      of investment management experience.
                          The 1784 Funds are managed by
                        the same investment professionals
                        who oversee more than $20 billion
                         for clients of Bank of Boston's
                  family of banks and who have earned national
                            recognition and respect.


                   IMPORTANT INFORMATION ABOUT THE 1784 FUNDS
                        -------------------------------
            The 1784 Funds are not FDIC insured, are not deposits or
              other obligations of, or guaranteed by, any bank, and
            involve investment risks, including possible loss of the
                           principal amount invested.
    The First National Bank of Boston (FNBB) serves as investment adviser and custodian for the 1784 Funds. BayBank Services, Inc., an affiliate of FNBB, serves as Shareholder Servicing Agent for 1784 Funds. The 1784 Funds are
                               distributed by SEI
   Financial Services Company (SFS). SFS is not affiliated with FNBB or any of its affiliates. Financial Services Counselors are registered representatives of 1784 Investor Services, Inc., a wholly-owned subsidiary of FNBB.
    Money market funds seek to maintain a stable net asset value of $1.00 per share, but there is no assurance that they will be able to do so on a continuing basis. Money market funds are not insured or guaranteed by the
                                U.S. Government.

                           NOT PART OF THE PROSPECTUS

                                WHICH 1784 MONEY
                                   MARKET FUND
                                IS RIGHT FOR YOU?



[PHOTO OMITTED]

"I want safety as much
as I need return."

CONSIDER THE
1784 U.S. TREASURY
MONEY MARKET FUND.



[PHOTO OMITTED]

"I want a higher return, and I'm willing to take a little more risk to get it."



[PHOTO OMITTED]

"I want a competitive return without increasing my taxes."

CONSIDER THE
1784 TAX-FREE
MONEY MARKET FUND.


1784 MONEY MARKET FUNDS*
--------------------------------------------------------------------------------

THE 1784 U.S. TREASURY MONEY MARKET FUND--
FOR EXCEPTIONALLY LOW RISK.

[BULLET] Stability AND safety are very important to you.
[BULLET] You want the opportunity to earn a higher yield than insured bank savings accounts and bank money market deposit accounts.

This Fund is a portfolio of some of the world's safest investments-- U.S. Treasury and related securities. U.S. Treasury Securities are often viewed as a no-risk investment in that the U.S. Government is unlikely to fail to meet its obligations. And, as this graph shows, the yields paid by this Fund have historically been higher than many types of stable, insured investments such as bank savings and money market accounts.


                        COMPARISON OF 1784 U.S. TREASURY
                         MONEY MARKET FUND TO BANK RATES



                                [GRAPHIC OMITTED]

A line graph depicting the comparison of 1784 U.S. Treasury Money Market Fund versus Bank Rates.


        Money Market              1784 U.S.Treasury
       Deposit Account  Statement   Money Market
          (MMDA)+       Savings+       Fund
Dec-93     2.22          2.36          2.57
           2.22          2.40          2.64
           2.22          2.39          2.65
           2.22          2.37          2.86
           2.22          2.33          3.07
           2.22          2.45          3.51
Jun-94     2.22          2.40          3.67
           2.22          2.42          3.81
           2.22          2.46          4.17
           2.22          2.50          4.30
           2.26          2.62          4.55
           2.26          2.67          5.30
Dec-94     2.26          2.79          5.52
           2.36          2.83          4.98
           2.36          2.87          5.50
           2.36          2.89          5.64
           2.32          2.89          5.63
           2.32          2.87          5.66
Jun-95     2.32          2.86          5.64
           2.32          2.86          5.40
           2.32          2.86          5.37
           2.32          2.86          5.40
           2.33          2.86          5.32
           2.33          2.84          5.41
Dec-95     2.33          2.82          5.23
           2.33          2.77          5.07
           2.33          2.73          4.78
           2.33          2.71          4.91
           2.22          2.68          4.78
           2.22          2.65          4.54
Sep-96     2.22          2.67          4.87
           2.22          2.67          4.90
           2.22          2.64          4.83
           2.67          2.22          4.87


[] 1784 U.S. TREASURY MONEY MARKET FUND
[] MONEY MARKET DEPOSIT ACCOUNT (MMDA) +
[] STATEMENT SAVINGS +

Past performance is no guarantee of future results. Statement savings and money market deposit accounts are FDIC insured. The 1784 U.S. Treasury Money Market Fund is not FDIC insured.

+ Source: Bank Rate Monitor. MMDA rates are a national average of the top 25 markets. Rates are as of the last week of each month. Statement Savings are average rates paid by the institutions in the Bank Rate Monitor National Index.


                           NOT PART OF THE PROSPECTUS

THE 1784 PRIME MONEY MARKET FUND-- FOR HIGHER YIELD POTENTIAL.

[BULLET] Higher yield potential is important to you.
[BULLET] You don't mind taking a little more risk than a fund that invests primarily in U.S. Government securities.

Because this Fund invests in short-term bank and corporate obligations, it may earn a higher yield than a money market fund that invests solely in lower-risk U.S. Government securities. This graph shows how historical yields of funds of this type have compared with the yields of funds that invest in U.S. Treasury obligations.



                      COMPARISON OF DONOGHUE'S ALL-TAXABLE
                             TO U.S. TREASURY FUNDS


                                [GRAPHIC OMITTED]

A line graph depicting the comparison of Donoghue's All-Taxable versus U.S. Treasury Funds.

               Donoghue's    Donoghue's
            U.S. Treasury   All Taxable
Dec-93          2.65          2.76
                2.63          2.71
                2.66          2.83
                2.72          2.98
                2.97          3.18
                3.27          3.57
Jun-94          3.51          3.71
                3.57          3.87
                3.82          4.11
                4.04          4.29
                4.23          4.44
                4.60          4.96
Dec-94          4.84          5.32
                5.03          5.37
                5.28          5.64
                5.42          5.68
                5.36          5.68
                5.37          5.66
Jun-95          5.26          5.62
                5.19          5.46
                5.02          5.27
                5.06          5.35
                5.00          5.36
                5.04          5.40
Dec-95          4.91          5.28
                4.83          5.13
                4.66          4.89
                4.61          4.90
                4.61          4.86
                4.61          4.85
Sep-96          4.63          4.92
                4.68          4.94
                4.74          4.98


[] DONOGHUE'S ALL TAXABLE
[] DONOGHUE'S U.S. TREASURY

Past performance is no guarantee of future results.



THE 1784 TAX-FREE MONEY MARKET FUND--
FOR TAX-FREE CURRENT INCOME.**

[BULLET] Minimizing any additional tax burden from your investments is important to you.
[BULLET] Your Federal tax bracket is higher than 28%.

If your federal tax-bracket is 28% or more, this Fund's after-tax performance may compare favorably with funds that pay higher taxable yields. The Fund invests primarily in municipal securities, so income may be exempt from federal taxes. The higher your tax bracket, the greater a benefit this may be to you.



                       COMPARISON OF TAX EQUIVALENT YIELDS
                            FOR VARIOUS TAX BRACKETS
                            TO DONOGHUE'S ALL-TAXABLE



                                [GRAPHIC OMITTED]

A line graph depicting the comparison of Tax Equivalent Yields for various tax brackets to Donoghue's All-Taxable versus 1784 Tax-Free Money Market Fund
Tax Equivalent Yield:

       All Taxable++   at 28.0%       at 31.0%     at 36.0%       at 39.6%
Dec-93     2.76          3.04          3.17          3.42          3.63
           2.71          2.58          2.70          2.91          3.08
           2.83          2.76          2.88          3.11          3.29
           2.98          2.47          2.58          2.78          2.95
           3.18          3.06          3.19          3.44          3.64
           3.57          3.29          3.43          3.70          3.92
Jun-94     3.71          3.18          3.32          3.58          3.79
           3.87          3.22          3.36          3.63          3.84
           4.11          3.44          3.59          3.88          4.11
           4.29          3.96          4.13          4.45          4.72
           4.44          3.72          3.88          4.19          4.44
           4.96          4.38          4.57          4.92          5.22
Dec-94     5.32          5.79          6.04          6.52          6.90
           5.37          4.43          4.62          4.98          5.28
           5.64          4.92          5.13          5.53          5.86
           5.68          4.88          5.09          5.48          5.81
           5.68          5.43          5.67          6.11          6.47
           5.66          5.10          5.32          5.73          6.08
Jun-95     5.62          4.96          5.17          5.58          5.91
           5.46          4.64          4.84          5.22          5.53
           5.27          4.50          4.70          5.06          5.36
           5.35          4.82          5.03          5.42          5.75
           5.36          4.69          4.90          5.28          5.60
           5.40          4.65          4.86          5.23          5.55
Dec-95     5.28          5.60          5.84          6.30          6.67
           5.13          4.07          4.25          4.58          4.85
           4.89          4.04          4.22          4.55          4.82
           4.90          4.04          4.22          4.55          4.82
           4.86          4.56          4.75          5.13          5.43
           4.85          4.40          4.59          4.95          5.25
           4.92          4.08          4.26          4.59          4.87
           4.94          4.21          4.39          4.73          5.02
Sep-96     4.98          4.63          4.83          5.20          5.51



[] DONOGHUE'S ALL TAXABLE ++
THE 1784 TAX-FREE MONEY MARKET FUND TAX EQUIV. YIELD:
[] AT 28.0%  [] AT 31.0%  [] AT 36.0%  [] AT 39.6%
++ SOURCE: IDC/DONOGHUE, INC.

Past performance is no guarantee of future results.


 * Money market funds seek to maintain a stable net asset value of $1.00 per share, but there is no assurance that they will be able to do so on a continuing basis. Money market funds are not insured or guaranteed by the U.S. Government.

** A portion of the income of this Fund may be subject to alternative minimum tax and/or local taxes.

                           NOT PART OF THE PROSPECTUS

1784 MONEY MARKET FUNDS
----------------------------
INVEST IN YOUR CHOICE TODAY.


This investment kit contains everything you need to invest in a 1784 Money Market Fund, including a New Account Application and prospectus.

                                 TO INVEST IN A
                             1784 MONEY MARKET FUND:

[CHECK MARK] SELECT THE FUND THAT IS RIGHT FOR YOU.

[CHECK MARK] COMPLETE THE ENCLOSED NEW ACCOUNT APPLICATION.

[CHECK MARK] MAKE OUT A CHECK (PAYABLE TO THE 1784 FUND YOU HAVE CHOSEN) FOR THE
             AMOUNT YOU ARE INVESTING.

[CHECK MARK] GIVE THE APPLICATION AND YOUR CHECK TO A SERVICE REPRESENTATIVE IN
             YOUR BRANCH,OR MAIL IN THE ENVELOPE PROVIDED.

You should receive a confirmation of your investment by mail within five business days.

If you have any questions on the 1784 Money Market Funds, please call 1-800-252-1784. Please keep in mind that your branch staff cannot advise you on how to invest--but they can help you to set up an appointment with a Financial Services Counselor, who can provide objective, informed answers.


                                     [LOGO]
                                   1784 Funds


                                 EXPERT PLANNING
                                       AND
                               OBJECTIVE GUIDANCE.

                             When you have questions
                         or want advice, you can talk to
                      a Financial Services Counselor (FSC)
                           who will provide objective,
                              straight-forward help
                              based on your goals.
                           And because the 1784 Funds
                           are no-load, this guidance
                           is available to you without
                          commissions or sales charges.



                                     [LOGO]
                                   1784 Funds


                          SOUND CHOICES. STRAIGHT TALK.
                         INVESTMENT MANAGEMENT STRENGTH.

                                 1-800-252-1784




                           NOT PART OF THE PROSPECTUS

Please read this Prospectus before investing, and keep it on file for future reference. It contains important information, including how the Funds invest and services available to shareholders.

To learn more about the Funds and their investments, you can obtain a copy of the Funds' most recent financial report and portfolio listing or a copy of the Statement of Additional Information dated October 1, 1996. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. For a free copy of either document call 1-800-252-1784.

--------------------------------------------------------------------------------
REMEMBER THAT SHARES OF THE FUNDS

(BULLET) ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, BANK
         OF BOSTON OR ANY OF ITS AFFILIATES

(BULLET) ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER
         AGENCY

(BULLET) INVOLVE INVESTMENT RISKS, INCLUDING RISK TO PRINCIPAL
--------------------------------------------------------------------------------

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Investments in the Funds are neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share.

                                                                      1784 FUNDS
1784 FUNDS(R)
================================================================================
PROSPECTUS

0CTOBER 1, 1996


This Prospectus describes the following no-load mutual funds advised by Bank of
Boston:


(BULLET) 1784 U.S. Treasury Money Market Fund
(BULLET) 1784 Prime Money Market Fund
(BULLET) 1784 Tax-Free Money Market Fund
(BULLET) 1784 Institutional U.S. Treasury Money Market Fund




                                   1784 FUNDS

                                 [LOGO OMITTED]

PROSPECTUS                                                            1784 FUNDS

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
        FUND SUMMARY .......................................   1
        EXPENSES ...........................................   2

        FINANCIAL HIGHLIGHTS ...............................   3

        INVESTMENT INFORMATION .............................   3
            Investment objectives and principal
            investment policies ............................   3
            Additional investment policies .................   4
            Risk considerations ............................   5

        DIVIDENDS AND DISTRIBUTIONS ........................   6

        MANAGEMENT .........................................   6

        SHAREHOLDER SERVICES ...............................   8
            How to reach the Funds .........................   8
            Types of accounts ..............................   8
            How to open an account .........................   8
            How to purchase shares .........................   8
            How to sell shares .............................  10
            Shareholder services and policies ..............  11

        TAXES ..............................................  12

        GENERAL INFORMATION ................................  13
            Net asset value ................................  13
            Organization ...................................  13
            Voting and other rights ........................  13
            Performance information ........................  13
            Expenses .......................................  14

         APPENDIX A --
         Taxable Equivalent Yield Table ....................  15

         APPENDIX B --
         Permitted Investments and
         Investment Practices ..............................  15

--------------------------------------------------------------------------------
FUND SUMMARY
================================================================================
This section summarizes the Funds' investment objectives and who may want to invest. See the rest of this Prospectus for more information, including risk considerations. As with any mutual fund, there can be no assurance that a Fund will achieve its investment objective. No Fund, by itself, is intended to be a complete investment program.

     1784 U.S. TREASURY MONEY MARKET FUND, 1784 PRIME MONEY MARKET FUND AND 1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND OBJECTIVE: to preserve principal value and maintain a high degree of liquidity while providing current income.

     1784 TAX-FREE MONEY MARKET FUND OBJECTIVE: to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income tax.

WHO MAY WANT TO INVEST
     These Funds are designed for conservative investors who want liquidity, current income at money market rates and stability of principal. Because they emphasize stability, these Funds may be an appropriate component of a savings plan. The Treasury Funds offer an added measure of safety with their focus on U.S. government securities.

PROSPECTUS                                                            1784 FUNDS

EXPENSES
================================================================================
These tables show shareholder transaction expenses and estimated annual operating expenses for the Funds, and are intended to assist investors in understanding the various costs and expenses that shareholders in the Funds will bear, either directly or indirectly. For more information, see "Management" on page 8 and "General Information - Expenses" on page 16.

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------------------------------------------------------
Maximum sales load imposed on
  purchases and reinvested dividends                                      None
Deferred sales charges imposed on redemptions                             None
Redemption fee*                                                           None
Exchange fee                                                              None
--------------------------------------------------------------------------------

*There is a $12 service fee if the Funds wire redemption proceeds to your bank account.

ANNUAL OPERATING EXPENSES (1)
--------------------------------------------------------------------------------
(EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS)
                                                           Total
                              Advisory       Other       Operating
                                 Fee(2)    Expenses(2)   Expenses(2)
--------------------------------------------------------------------------------
U.S. Treasury Money
  Market Fund                    .40%         .24%          .64%
Prime Money
  Market Fund(3)                 .40          .25           .65
Tax-Free Money
  Market Fund                    .36          .20           .56
Institutional U.S. Treasury
  Money Market Fund              .20          .20           .40
--------------------------------------------------------------------------------


EXAMPLE(1)
A shareholder would pay the following expenses on a $1,000 investment, assuming a 5% annual return, reinvestment of all dividends and redemption of the shares after the number of years indicated:

--------------------------------------------------------------------------------
                             1 Year   3 Years   5 Years  10 Years
--------------------------------------------------------------------------------
U.S. Treasury Money
  Market Fund                  $7       $21       $36      $81

Prime Money Market Fund(3)      7        21        36       81

Tax-Free Money Market Fund      6        18        31       70

Institutional U.S. Treasury
  Money Market Fund             4        13        22       51
--------------------------------------------------------------------------------


(1) Unless otherwise noted, the information in the expense table and the example is based on the fiscal year ended May 31, 1996 and reflects voluntary fee waivers and/or reimbursements. The assumption in the example of a 5% annual return is required by the Securities and Exchange Commission for all mutual funds, and is not a prediction of any Fund's future performance. The example should not be considered a representation of past or future expenses of any Fund. Actual expenses may be greater or less than those shown.

(2) Without fee waivers and reimbursements, advisory fees would be 0.40% for each Fund (.20% for the Institutional U.S. Treasury Money Market Fund); and other expenses and total operating expenses would be .35% and .75% for the U.S. Treasury Money Market Fund, .25% and .65% for the Prime Money Market Fund, .20% and .60% for the Tax-Free Money Market Fund and .20% and .40% for the Institutional U.S. Treasury Money Market Fund.

(3) Because the Fund is newly organized, amounts are estimated for the current fiscal year.

PROSPECTUS                                                            1784 FUNDS

FINANCIAL HIGHLIGHTS
================================================================================
This table contains financial information about the Funds and is included in the Funds' Annual Report. The table has been audited by Coopers & Lybrand L.L.P., independent accountants. Their reports on the financial statements and financial highlights are included in the Annual Report. The financial statements and financial highlights are incorporated by reference into the Statement of Additional Information. Copies of the Annual Report may be obtained without charge by calling 1-800-252-1784. The Prime Money Market Fund is newly organized and has not issued financial statements.

                                          NET
                                         ASSET               DISTRIBUTIONS
                                         VALUE        NET       FROM NET
                                       BEGINNING  INVESTMENT   INVESTMENT
                                       OF PERIOD    INCOME       INCOME
---------------------------------------------------------------------------
1784 U.S. TREASURY MONEY MARKET FUND
  For the year ended  May 31, 1996       $1.00        0.05       (0.05)
  For the year ended May 31, 1995        $1.00        0.05       (0.05)
  For the period ended May 31, 1994(1)   $1.00        0.03       (0.03)
---------------------------------------------------------------------------
1784 TAX-FREE MONEY MARKET FUND
  For the year ended  May 31, 1996       $1.00        0.03       (0.03)
  For the year ended May 31, 1995        $1.00        0.03       (0.03)
  For the period ended May 31, 1994(2)   $1.00        0.02       (0.02)
---------------------------------------------------------------------------
1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
  For the year ended May 31, 1996        $1.00        0.05       (0.05)
  For the year ended May 31, 1995        $1.00        0.05       (0.05)
  For the period ended May 31, 1994(3)   $1.00        0.03       (0.03)
---------------------------------------------------------------------------
                                                     NET
                                                   ASSETS       RATIO
                                                    END      OF EXPENSES
                                        TOTAL    OF PERIOD    TO AVERAGE
                                        RETURN     (000)      NET ASSETS
--------------------------------------------------------------------------
1784 U.S. TREASURY MONEY MARKET FUND
  For the year ended  May 31, 1996       5.16%    $ 78,999       0.64%
  For the year ended May 31, 1995        4.81%    $ 55,068       0.60%
  For the period ended May 31, 1994(1)   2.64%*   $  5,593       0.65%
--------------------------------------------------------------------------
1784 TAX-FREE MONEY MARKET FUND
  For the year ended  May 31, 1996       3.55%    $549,628       0.54%
  For the year ended May 31, 1995        3.29%    $539,412       0.50%
  For the period ended May 31, 1994(2)   2.31%*   $407,448       0.27%
--------------------------------------------------------------------------
1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
  For the year ended May 31, 1996        5.45%    $644,733       0.32%
  For the year ended May 31, 1995        5.05%    $395,585       0.30%
  For the period ended May 31, 1994(3)   2.99%*   $181,568       0.22%
--------------------------------------------------------------------------

                                                      RATIO        RATIO OF
                                          RATIO     OF EXPENSES   NET INCOME
                                          OF NET     TO AVERAGE   TO AVERAGE
                                          INCOME     NET ASSETS   NET ASSETS
                                        TO AVERAGE  (EXCLUDING   (EXCLUDING
                                        NET ASSETS    WAIVERS)     WAIVERS)
-------------------------------------------------------------------------------
1784 U.S. TREASURY MONEY MARKET FUND
  For the year ended  May 31, 1996          5.02%       0.75%        4.91%
  For the year ended May 31, 1995           5.13%       0.92%        4.81%
  For the period ended May 31, 1994(1)      2.91%       6.42%       (2.86)%
-------------------------------------------------------------------------------
1784 TAX-FREE MONEY MARKET FUND
  For the year ended  May 31, 1996          3.49%       0.60%        3.43%
  For the year ended May 31, 1995           3.28%       0.61%        3.17%
  For the period ended May 31, 1994(2)      2.39%       0.71%        1.95%
-------------------------------------------------------------------------------
1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
  For the year ended May 31, 1996           5.29%       0.39%        5.22%
  For the year ended May 31, 1995           5.12%       0.41%        5.01%
  For the period ended May 31, 1994(3)      3.16%       0.55%        2.83%
-------------------------------------------------------------------------------

*    Returns are for the period indicated and have not been annualized.

(1) The U.S. Treasury Money Market Fund commenced operations on June 7, 1993. All ratios for the period have been annualized.
(2) The Tax-Free Money Market Fund commenced operations on June 14, 1993. All ratios for the period have been annualized.
(3) The Institutional U.S. Treasury Money Market Fund commenced operations on June 14, 1993. All ratios for the period have been annualized.

INVESTMENT INFORMATION

================================================================================
INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT POLICIES
--------------------------------------------------------------------------------

This section describes each Fund's investment objective and principal investment policies. Additional investment policies and risk considerations are described in the next sections. Each Fund's investment objective is fundamental, meaning that it cannot be changed without the approval of shareholders of that Fund. Of course, there can be no assurance that any Fund will achieve its investment objective.

The investment objective of the 1784 U.S. TREASURY MONEY MARKET FUND, 1784 PRIME MONEY MARKET FUND and 1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND is to preserve principal value and maintain a high degree of liquidity while providing current income.

The investment objective of the 1784 TAX-FREE MONEY MARKET FUND is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

PROSPECTUS                                                            1784 FUNDS

================================================================================
The U.S. TREASURY MONEY MARKET FUND and INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND invest primarily in U.S. Treasury obligations, including bills, notes and bonds, and repurchase agreements secured by U.S. Treasury obligations. Under normal circumstances at least 65% of these Funds' assets is invested in these securities. U.S. Treasury obligations are supported by the "full faith and credit" of the United States. Under normal circumstances these Funds invest the rest of their assets in obligations of U.S. government agencies or instrumentalities and repurchase agreements secured by these obligations. Subject to applicable law, the Institutional Treasury Fund also invests in other mutual funds that hold only U.S. government obligations and repurchase agreements secured by these obligations. Some obligations of U.S. government agencies and instrumentalities are supported by the "full faith and credit" of the United States, others by the right of the issuer to borrow from the U.S. Treasury and others only by the credit of the agency or instrumentality. Although the Funds invest in U.S. government obligations, an investment in the Funds is not insured or guaranteed by the U.S. government.

The PRIME MONEY MARKET FUND invests primarily in high quality money market instruments. These instruments include short-term U.S. government obligations, corporate bonds, bank obligations (including certificates of deposit, bankers' acceptances and fixed time obligations), commercial paper and other short-term debt obligations and repurchase agreements.

The TAX-FREE MONEY MARKET FUND invests primarily in Municipal Securities. Municipal Securities are debt securities issued by the states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities that pay interest that is exempt from federal income tax, including the alternative minimum tax. Municipal Securities also may be issued by other qualifying issuers and include bonds, notes and commercial paper. Under normal circumstances at least 80% of the Fund's net assets is invested in Municipal Securities. The Fund may also invest in taxable money market instruments, such as short-term U.S. government obligations, bank obligations (including certificates of deposit, bankers' acceptances and fixed time obligations), commercial paper and other short-term debt obligations and repurchase agreements. Under normal circumstances not more than 20% of the Fund's assets is invested in taxable instruments. See Appendix A for information on taxable equivalent yields.

Each Fund employs specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. There can be no assurance, however, that a constant net asset value will be maintained on a continuing basis.

The Funds comply with industry regulations applicable to money market funds. These regulations require that each Fund's investments mature or be deemed to mature within 397 days from the date of acquisition, that the average maturity of each Fund's investments (on a dollar-weighted basis) be 90 days or less, and that all of the Funds' investments be in U.S. dollar-denominated high quality securities which have been determined by the Adviser to present minimal credit risks. Investments in high quality, short-term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term.

ADDITIONAL INVESTMENT POLICIES
--------------------------------------------------------------------------------
This section describes additional investment policies of the Funds. See "Risk Considerations" for more information.

NON-U.S. SECURITIES.
Each Fund may invest a portion of its assets in non-U.S. securities. Investing in non-U.S. securities involves risks in addition to those of investing in U.S. securities. See "Risk Considerations."
                                                                     (CONTINUED)

PROSPECTUS                                                            1784 FUNDS

================================================================================
TEMPORARY INVESTMENTS.
During periods of unusual economic or market conditions or for temporary defensive purposes or liquidity, each Fund may invest without limit in cash and in U.S. dollar-denominated high quality money market and short-term instruments. These investments may result in a lower yield than would be available from investments with a lower quality or longer term.
OTHER PERMITTED INVESTMENTS.
For more information regarding the Funds' permitted investments and investment practices, see Appendix B. The Funds will not necessarily invest or engage in each of the investments and investment practices in Appendix B but reserve the right to do so. OTHER INVESTMENT COMPANIES. The Prime Money Market Fund may invest substantially all of its assets in a mutual fund having the same investment objective and policies as that particular Fund. INVESTMENT RESTRICTIONS. The Statement of Additional Information contains a list of specific investment restrictions which govern the investment policies of the Funds, including a limitation that each Fund may borrow money from banks in an amount not to exceed 331/3% of the Fund's total assets for extraordinary or emergency purposes (e.g., to meet redemption requests). Shareholder approval is required to change each Fund's investment objective. Generally, the Funds' investment policies may be changed without shareholder approval. If a percentage or rating restriction (other than a restriction as to borrowing) is adhered to at the time an investment is made, a later change in percentage or rating resulting from changes in a Fund's securities will not be a violation of policy. PORTFOLIO TURNOVER. Securities of a Fund will be sold whenever the Adviser or Advisers believe it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The amount of brokerage commissions and realization of taxable capital gains will tend to increase as the level of portfolio activity increases.

BROKERAGE TRANSACTIONS.
The primary consideration in placing each Fund's securities transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Funds may execute brokerage or other agency transactions through an investment adviser or distributor of the Funds. The adviser or distributor will be paid for these transactions.

RISK CONSIDERATIONS
--------------------------------------------------------------------------------
The risks of investing in each Fund vary depending upon the nature of the securities held, and the investment practices employed, on its behalf.
Certain of these risks are described in this section.

NON-U.S. SECURITIES. Investments in non-U.S. securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation, confiscatory taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets and political or social instability. Enforcing legal rights may be difficult, costly and slow in non-U.S. countries, and there may be special problems enforcing claims against non-U.S. governments. In addition, non-U.S. companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Non-U.S. markets may be less liquid and more volatile than U.S. markets, and may offer less protection to investors such as the Funds.

INVESTMENT PRACTICES. Certain of the investment practices employed for the Funds may entail certain risks. These risks are in addition to the risks described above and are described in Appendix B.

PROSPECTUS                                                            1784 FUNDS

DIVIDENDS AND DISTRIBUTIONS
================================================================================
Substantially all of each Fund's net income from dividends and interest is declared as a dividend daily to shareholders of record. Shares begin accruing dividends on the date of purchase, and accrue dividends up to and including the day prior to redemption. Dividends are paid monthly on the first business day of each month.

Each Fund's net realized short-term and long-term capital gains, if any, will be distributed to the Fund's shareholders at least annually, in December. Each Fund may also make additional distributions to its shareholders to the extent necessary to avoid the application of the 4% non-deductible excise tax on certain undistributed income and net capital gains of mutual funds.

Distributions are paid in additional shares issued at net asset value unless the shareholder elects to receive payment in cash.

MANAGEMENT
================================================================================
TRUSTEES AND OFFICERS.
Each Fund is supervised by the Board of Trustees of 1784 Funds. More information on the Trustees and Fund officers may be found under "Management" in the Statement of Additional Information.

INVESTMENT ADVISER.
Bank of Boston is the investment adviser of each Fund, and subject to policies set by the Trustees, makes investment decisions. Bank of Boston is the successor to a bank chartered in 1784 and offers a wide range of banking and investment services to customers throughout the world. Bank of Boston has been providing asset management services since 1890. The Private Bank Division of Bank of Boston is the investment management group within Bank of Boston that advises the Funds. As of December 31, 1995, The Private Bank was responsible for the investment management of approximately $16 billion of individual, institutional, endowment and corporate assets, including $2.5 billion in assets of the Funds, in money market, equity, and fixed income securities. The Private Bank has earned national recognition and respect as an investment manager. Bank of Boston is a wholly-owned subsidiary of Bank of Boston Corporation; its legal name is The First National Bank of Boston and its address is 100 Federal Street, Boston, Massachusetts 02110.



The following chart shows the investment advisory fees paid by each Fund for the fiscal year ended May 31, 1996. The Prime Money Market Fund is newly organized and had no operations during that fiscal year.

--------------------------------------------------------------------------------
                                                     Advisory fees paid
                                                 (expressed as a percentage
                                                   of average net assets)
--------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                             .40%
Tax-Free Money Market Fund                                  .34
Institutional U.S. Treasury Money Market Fund               .13


BANKING RELATIONSHIPS. Bank of Boston and its affiliates may have banking relationships with the issuers of securities purchased for the Funds. These relationships may include outstanding loans to issuers which may be repaid in whole or in part with the proceeds of securities purchased for the Funds. Bank of Boston has informed the Funds that in making its investment decisions, it does not obtain or use material inside information in the possession of any division or department of Bank of Boston or any of its affiliates.

BANK REGULATORY MATTERS. The Glass-Steagall Act prohibits certain financial institutions, such as Bank of Boston, from underwriting securities of open-end investment companies, such as the Funds. Bank of Boston believes that its investment advisory services are not underwriting and are consistent with the Glass-Steagall

                                                                     (CONTINUED)

PROSPECTUS                                                            1784 FUNDS

================================================================================
Act and other relevant federal and state laws. State laws on this issue may differ from applicable federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities laws. Changes in either federal or state statutes or regulations, or in their interpretations, could prevent Bank of Boston from continuing to perform these services. If that were to happen, the Funds would seek alternative means for obtaining these services.

ADMINISTRATOR. SEI Fund Resources provides administrative and fund accounting services to the Funds, including regulatory reporting, office facilities and equipment and personnel. For these services SEI receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the first $300 million of the combined average daily net assets of the Funds and the other funds in the 1784 family of funds, 0.12% of the second $300 million and 0.10% of combined average daily net assets in excess of $600 million. SEI has agreed to waive portions of its fee from time to time. These fees will be reduced when the Funds' reorganization with the BayFunds takes effect. See "General Information - Organization" on page 13. SEImay retain sub-administrators, including Bank of Boston, whose fees would be paid by SEI.

SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT. Boston Financial Data Services, 2 Heritage Drive, North Quincy, Massachusetts 02171, is the Funds' dividend disbursing agent and shareholder servicing agent. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the transfer agent. Bank of Boston also acts as a shareholder servicing agent for the U.S. Treasury Money Market Fund and the Prime Money Market Fund. For these services, Bank of Boston receives a fee, calculated daily and paid monthly, at an annual rate of 0.10% of these Funds' average daily net assets.

DISTRIBUTION ARRANGEMENTS. SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087, is the distributor of shares of each Fund. The Distributor receives no fee for these services.

From time to time the Distributor may provide incentive compensation to its own employees and employees of banks (including Bank of Boston), broker-dealers and investment counselors in connection with the sale of shares of the Funds. Promotional incentives may be cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, will be offered uniformly to all program participants and will be predicated upon the amount of shares of the Funds sold by the participant.

CUSTODIAN. Bank of Boston is the Funds' custodian. Fund securities may be held by a sub-custodian bank approved by the Trustees.

PROSPECTUS                                                            1784 FUNDS

SHAREHOLDER SERVICES
================================================================================
This section describes how to do business with the Funds and shareholder services that are available.

HOW TO REACH THE FUNDS


       BY TELEPHONE   1-800-252-1784
                      Call for account or Fund
                      information Monday through
                      Friday 8 a.m. to 8 p.m. and
                      Saturday and Sunday between
                      9 a.m. and 4 p.m. (Eastern time).

    BY REGULAR MAIL   1784 Funds
                      P.O. Box 8524
                      Boston, MA 02266-8524

BY OVERNIGHT COURIER  1784 Funds
                      c/o Boston Financial Data Services
                      2 Heritage Drive
                      North Quincy, MA 02171

TYPE OF ACCOUNTS

If you are investing in the Funds for the first time, you will need to establish an account. You may establish the following types of accounts by completing the account application included with this Prospectus. If there is no application accompanying this Prospectus, call 1-800-252-1784.

(BULLET) INDIVIDUAL OR JOINT OWNERSHIP. Individual accounts are owned by one person. Joint accounts have two or more owners.


(BULLET) GIFT OR TRANSFER TO MINOR (UGMA OR UTMA). A UGMA (Uniform Gifts to
         Minors Act) or UTMA (Uniform Transfers to Minors Act) account is a custodial account managed for the benefit of a minor. To open a UGMA or UTMA account, you must include the minor's social security number on the application.

(BULLET) TRUST. A trust can open an account. The name of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

(BULLET) CORPORATIONS, PARTNERSHIPS AND OTHER LEGAL ENTITIES. Corporations, partnerships and other legal entities may also open an account. The application must be signed by a general partner of the partnership or an authorized officer of the corporation or other legal entity.

(BULLET) RETIREMENT. If you are eligible, you may set up your account under a tax-sheltered retirement plan, such as an Individual Retirement Account. Bank of Boston offers a number of retirement plans through which Fund shares may be purchased. Call 1-800-252-1784 for more information.

HOW TO OPEN AN ACCOUNT

Complete and sign the appropriate account application. Please be sure to provide your social security or taxpayer identification number on the application.
Make your check payable to the Fund in which you are investing. Send all items to one of the following addresses:
     BY REGULAR MAIL   1784 Funds
                       P.O. Box 8524
                       Boston, MA 02266-8524
BY OVERNIGHT COURIER   1784 Funds
                       c/o Boston Financial
                           Data Services
                       2 Heritage Drive
                       North Quincy, MA 02171

You may also purchase shares through certain financial institutions, including Bank of Boston. These institutions may have their own procedures for purchases and redemptions, and may charge fees. Contact your financial institution for more information.

HOW TO PURCHASE SHARES

Shares of the Funds are sold on a continuous basis
and may be purchased from the Distributor or a broker-dealer or financial institution that has an agreement with the Distributor. Purchases may be made Monday through Friday, except on certain holidays.
                                                                     (CONTINUED)
                                       8

PROSPECTUS                                                            1784 FUNDS

================================================================================
Each Fund's share price, called net asset value, is calculated every business day. Each Fund's shares are sold without a sales charge. Shares are purchased at net asset value the next time it is calculated after your investment is received and accepted by the Distributor. Net asset value is normally calculated at 12 noon Eastern time (3 p.m. for the Institutional U.S. Treasury Money Market
FUND). For the Institutional U.S. Treasury Money Market Fund, the Distributor must receive federal funds by the close of business on the day your order is received and accepted. For the other Funds your investment is considered received when your check is converted into federal funds. This normally happens within two business days.

On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, purchase orders for the Institutional U.S. Treasury Money Market Fund must be received by 12 noon.

Shares of the Prime Money Market Fund will be available commencing December 9, 1996.

NEW PURCHASES. If you are new to the Funds, complete and sign an account application and mail it along with your check. To establish the telephone purchase option on your new account, complete the "Telephone Purchase of Shares" section on the application and attach a "voided" check or deposit slip from your bank account.

If you are investing through a tax-sheltered retirement plan for the first time, you will need a special application. Retirement investing also involves its own investment procedures. Call 1-800-252-1784 for more information.

ADDITIONAL PURCHASES. If you already have money invested in a Fund, you can invest additional money in that Fund in the following ways:

     BY MAIL. Complete the remittance slip attached at the bottom of your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to one of the addresses listed previously.

     BY TELEPHONE. This service allows you to purchase additional shares quickly and conveniently through an electronic transfer of money. When you make an additional purchase by telephone, the Funds will automatically debit your predesignated bank account for the desired amount. If you have not established the telephone purchase option, call 1-800-252-1784 to request the appropriate form.

     BY WIRE. Purchases may also be made by wiring money from your bank account to your Fund account. Call 1-800-252-1784 to receive wiring instructions.

     AUTOMATIC INVESTMENT PROGRAMS. Automatic investing is an easy way to add to your account systematically. The Funds offer automatic investment plans to help you achieve your financial goals as simply and conveniently as possible. Minimum purchase amounts apply. Call 1-800-252-1784 for information.

PAYING FOR SHARES. Please note the following:

(BULLET) Purchases may be made by check, wire transfer and automated clearing house transactions.

(BULLET) All purchases must be made in U.S. dollars.

(BULLET) Checks must be drawn on U.S. banks and must be payable to the Funds.

(BULLET) Cash and credit card checks are not accepted.

(BULLET) If a check does not clear your bank, the Funds reserve the right to cancel the purchase. (BULLET) If the Funds are unable to debit your predesignated bank account on the day of purchase, they may make additional attempts or cancel the purchase.

If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the canceled purchase. The Funds have the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. The Funds reserve the right to reject any specific purchase request.

PROSPECTUS                                                            1784 FUNDS

================================================================================
MINIMUM INVESTMENTS. The following minimums apply, unless they are waived by thE Distributor.

To open an account                        $1,000.00*
 For tax-sheltered retirement plans          250.00

To add to an account                         250.00**
 Through automatic investment plans           50.00

Minimum account balance                    1,000.00*
 For tax-sheltered retirement plans          250.00

 * $100,000 for the Institutional U.S. Treasury Money Market Fund
** $5,000 for the Institutional U.S. Treasury Money Market Fund

HOW TO SELL SHARES

On any business day, you may redeem all or a portion of your shares. If the shares being redeemed were purchased by check, telephone or through an automatic investment program, the Funds may delay the mailing of your redemption check for up to 15 days after purchase to allow the purchase to clear.

Your transaction will be processed at net asset value the next time it is calculated after your redemption request in good order is received. A redemption is treated as a sale for tax purposes, and could result in taxable gain or loss in a non-tax-sheltered account.

BY MAIL. To redeem all or part of your shares by mail, your request should be sent in writing to one of the addresses listed on page 10 and must include the following information:

(BULLET) the name of the Fund(s),
(BULLET) the account number(s),
(BULLET) the amount of money or number of shares being redeemed, (BULLET) the name(s) on the account, (BULLET) the signature(s) of all registered account owners, and (BULLET) your daytime telephone number.

Signature requirements vary based on the type of account you have:

(BULLET) INDIVIDUAL, JOINT TENANTS, TENANTS IN COMMON: Written instructions must be signed by each shareholder, exactly as the names appear in the account registration.
(BULLET) UGMA OR UTMA: Written instructions must be signed by the custodian in his/her capacity as it appears in the account registration.
(BULLET) SOLE PROPRIETOR, GENERAL PARTNER: Written instructions must be signed by an authorized individual in his/her capacity as it appears in the account registration.
(BULLET) CORPORATION, ASSOCIATION: Written instructions must be signed by the person(s) authorized to act on the account. In addition, a certified copy of the corporate resolution, authorizing the signer to act, must accompany the request.
(BULLET) TRUST: Written instructions must be signed by the trustee(s). If the name of the current trustee(s) does not appear in the account registration, a certificate of incumbency dated within 60 days must also be submitted.
(BULLET) RETIREMENT: Written instructions must be signed by the account owner.
         Call 1-800-252-1784 for more information.

BY TELEPHONE. If you selected this option on your account application, you may make redemptions from your account by calling 1-800-252-1784 by 4:00 p.m. Eastern Time. The Funds at their option may require requests for redemptions in excess of $25,000 to be in writing with signatures guaranteed. You may not close your account by telephone.

SYSTEMATIC WITHDRAWAL PLAN. Under this plan you may redeem a specific dollar amount from your account on a regular basis. For more information or to sign up for this service, please call 1-800-252-1784.

                                                                     (CONTINUED)

PROSPECTUS                                                            1784 FUNDS

================================================================================
PAYMENT OF REDEMPTION PROCEEDS. Payments may be made by check or wire transfer.

BY CHECK Redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after receipt of a valid redemption request.

BY WIRE If you are authorized for the wire redemption service, your redemption proceeds will be wired directly into your designated bank account normally on the business day of receipt of your redemption request. There is no limitation on redemptions by wire; however, there is a $12 fee for each wire and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call 1-800-252-1784 to sign up for this service. Wire redemptions are not available for retirement accounts.

SIGNATURE GUARANTEES. In addition to the signature requirements, a signature guarantee is required in any of the following circumstances:

(BULLET) You would like the check made payable to anyone other than the shareholder(s) of record.

(BULLET) You would like the check mailed to an address other than the address of record.

At the Funds' discretion signature guarantees may also be required for other redemptions. A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange may guarantee signatures. Call your financial institution to see if it has this capability.

SHAREHOLDER SERVICES AND POLICIES


EXCHANGES. On any business day you may exchange all or a portion of your shares into any other available Fund or any other fund in the 1784 Funds family. To make exchanges, please follow the procedures for redemptions. Exchanges are processed at the net asset value next calculated after an exchange request in good order is received and approved. Please read the prospectus for the Fund into which you are exchanging. The Funds reserve the right to reject any exchange request or to modify or terminate the exchange privilege at any time. An exchange is the sale of shares of one Fund and purchase of shares of another, and could result in taxable gain or loss in a non-tax-sheltered account.


REDEMPTION PROCEEDS. The Funds intend to pay redemption proceeds in cash, but reserve the right to pay in kind by delivery of investment securities equal to the redemption price. In these cases, you might incur brokerage costs in converting the securities to cash. The right of any shareholder to receive payment of redemption proceeds may be suspended, or payment may be postponed, in certain circumstances. These circumstances include any period the New York Stock Exchange is closed (other than weekends or holidays) or trading on the Exchange is restricted, any period when an emergency exists and any time the Securities and Exchange Commission permits mutual funds to postpone payments for the protection of investors.

TAXPAYER IDENTIFICATION NUMBER. On the account application or other appropriate form, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Funds to withhold 31% of any dividends and redemption or exchange proceeds. SHARE CERTIFICATES. Share certificates are not issued.

INVOLUNTARY REDEMPTIONS. If your account balance falls below the minimum required investment as a result of a redemption or exchange, you will be given 60 days to re-establish the minimum balance. If you do not, your account may be closed and the proceeds sent to you.

TELEPHONE TRANSACTIONS. You may initiate many transactions by telephone. The Funds and their agents will not be responsible for any losses resulting from acting upon

PROSPECTUS                                                            1784 FUNDS

================================================================================
wire or telephone instructions that it reasonably believes to be genuine. The Funds and their agents will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include taping of telephone conversations. It may be difficult to reach the Funds by telephone during periods of unusual market activity. If you are unable to reach a representative by telephone, please consider sending written instructions.

ADDRESS CHANGES. To change the address on your account, call 1-800-252-1784 and send a written request signed by all account owners. Include the name of your Fund(s), the account numbers(s), the name(s) on the account and both the old and new addresses.

REGISTRATION CHANGES. To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. For more information, call 1-800-252-1784. If your shares are held of record by a financial institution, contact that financial institution for ownership changes.

STATEMENTS AND REPORTS. The Funds will send you a confirmation statement after every transaction that affects your account balance or your account registration. If you are enrolled in an automatic investment program and invest on a monthly basis, you will receive quarterly confirmations. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders early each year.

Financial reports for the Funds, which include a list of the Funds' portfolio holdings, will be mailed semiannually to all shareholders.

CHECKWRITING. Checkwriting privileges are available to certain shareholders for certain Funds. Call 1-800-252-1784 for more information. You may not use a check to close your account.

TAXES
================================================================================
This discussion of taxes is for general information only. Investors should consult their own tax advisers about their particular situations.

Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies so that it will not be liable for any federal income or excise taxes. A Fund may pay withholding or other taxes to foreign governments during the year, however, and these taxes will reduce that Fund's dividends.

With certain exceptions, Fund dividends and capital gains distributions are subject to federal income tax and may also be subject to state and local taxes. Distributions from interest on U.S. government obligations may be exempt from state and local taxes. The Tax-Free Money Market Fund expects that its distributions from interest on Municipal Securities will usually be exempt from federal income tax. Dividends and distributions are treated in the same manner for federal tax purposes whether they are paid in cash or as additional shares.

Generally, distributions from a Fund's net investment income and short-term capital gains will be taxed as ordinary income. A portion of certain Funds' distributions from net investment income may be eligible for the dividends received deduction available to corporations. Distributions of long-term net capital gains will be taxed as such regardless of how long the shares of a Fund have been held.

Interest on loans to purchase or carry shares of the Tax-Free Money Market Fund will not be deductible for federal income tax purposes. Exempt-interest dividends may be subject to alternative minimum tax.

Foreign shareholders may be subject to withholding taxes.

Early each year, each Fund will notify its shareholders of the amount and tax status of distributions paid to shareholders for the preceding year. Investors should consult their own tax advisers regarding the status of their accounts under state and local laws.

PROSPECTUS                                                            1784 FUNDS

GENERAL INFORMATION
================================================================================
NET ASSET VALUE.
Net asset value per share for each Fund other than the Institutional U.S. Treasury Money Market Fund is calculated each business day at 12 noon Eastern time. Net asset value per share for the Institutional U.S. Treasury Money Market Fund is calculated each business day at 3 p.m. Eastern time.

All purchases, redemptions and exchanges will be processed at net asset value the next time it is calculated after a request is received and approved by the Distributor. In order to receive that day's price, an order must be received by 12 noon. Eastern time (3 p.m. for the Institutional U.S. Treasury Money Market Fund unless the financial markets close early). Net asset value per share is calculated by dividing the total value of a Fund's securities and other assets, less liabilities, by the total number of shares outstanding. Securities held by the Funds are valued at amortized cost, which approximates market value.

ORGANIZATION.
Each Fund is a series of 1784 Funds. 1784 Funds is a Massachusetts business trust which was organized on February 5, 1993; it also is an open-end management investment company registered under the Investment Company Act of 1940. 1784 Funds currently has fourteen active series (fifteen when shares of the Prime Money Market Fund are available).

Each Fund is a diversified mutual fund. Under the 1940 Act, a diversified mutual fund must manage at least 75% of its total assets so that no more than 5% of those assets are invested in any one company at the time of investment.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the trust's obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.

The Funds intend to enter into a reorganization with the BayFunds, which is expected to close in November, 1996. In the reorganization, the Funds will receive securities from the BayFunds and will issue their shares in exchange.

VOTING AND OTHER RIGHTS.
1784 Funds may issue an unlimited number of shares, may create new series of shares and may divide shares in each series into classes. Each share of each Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each series of 1784 Funds have equal voting rights except that, in matters affecting only a particular Fund or class, only shares of that particular Fund or class are entitled to vote.

The U.S. Treasury Money Market Fund currently offers three classes of shares. Class A shares are described in this Prospectus. Class C and Class D shares are available solely in conjunction with certain cash management products offered by Bank of Boston. Class C and Class D shares may have different expenses, which may affect performance. Call 1-800-252-1784 for more information.

Because 1784 Funds is a Massachusetts business trust, the Funds are not required to hold annual shareholder meetings. Shareholder approval will usually be sought only for changes in certain investment restrictions and for the election of Trustees under certain circumstances. Trustees may be removed by shareholders under certain circumstances. Each share of each Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of that Fund, subject to any differing expenses borne by different classes of the Fund.

PERFORMANCE INFORMATION.
Fund performance may be quoted in advertising, shareholder reports and other communications in terms of yield, effective yield and total rate of return. All performance information is historical and is not intended to indicate future performance. Yields and total rates of return fluctuate in response to market conditions and other factors, and the value of a Fund's shares when redeemed may be more or less than their original cost.

Each Fund may provide annualized "yield" and "effective yield" quotations. The "yield" of a Fund refers to the income generated by an investment in the Fund over a 7-day or 30-day or one-month period (which period is stated in any such advertisement or communication). This income is then annualized; that is, the amount of income generated by the investment over that period is assumed to be generated

PROSPECTUS                                                            1784 FUNDS

================================================================================
each week or month over a one-year period and is shown as a percentage of the maximum public offering price on the last day of that period. The "effective yield" is calculated similarly, but when annualized the income earned by the investment during that 7-day, 30-day or one-month period is assumed to be reinvested. The effective yield is slightly higher than the yield because of the compounding effect of this assumed reinvestment. A "yield" quotation, unlike a total rate of return quotation, does not reflect changes in net asset value. Each Fund may provide period and average annualized "total rates of return." The "total rate of return" refers to the change in the value of an investment in the Fund over a stated period and reflects any change in net asset value per share and is compounded to include the value of any shares purchased with any dividends or capital gains declared during such period. Period total rates of return may be "annualized." An "annualized" total rate of return assumes that the period total rate of return is generated over a one-year period. The Tax-Free Money Market Fund may also advertise a "tax-equivalent yield." The "tax-equivalent yield" is calculated by determining the yield that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a shareholder. A Fund's performance may from time to time be compared to that of other mutual funds tracked by mutual fund rating services, to that of broad groups of comparable mutual funds or to that of unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs. Certain Funds may advertise performance that includes results from periods in which the Funds' assets were managed in a non-registered predecessor vehicle. Of course, any fees charged by a financial institution to a shareholder will reduce that shareholder's net return on investment. See the Statement of Additional Information for more information concerning the calculation of performance for the Funds.

EXPENSES.
In addition to amounts payable to its service providers, each Fund is responsible for its own expenses, including, among other things, the costs of securities transactions, the compensation of Trustees that are not affiliated with Bank of Boston or the Administrator, government fees, taxes, accounting and legal fees, expenses of communicating with shareholders, interest expense and insurance premiums. The following table shows each Fund's expenses for the fiscal year ended May 31, 1996, expressed as a percentage of average net assets. The Prime Money Market Fund is newly organized and had no operations during that fiscal year.
                                                                  Expenses
--------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                     .64%
Tax-Free Money Market Fund                                          .54
Institutional U.S. Treasury Money Market Fund                       .32

COUNSEL AND INDEPENDENT AUDITORS.
Bingham, Dana & Gould LLP, Boston, Massachusetts, is counsel for each Fund. Coopers & Lybrand L.L.P., Boston, Massachusetts, serves as independent auditor for each Fund.
                         -------------------------------

The Statement of Additional Information dated the date of this Prospectus contains more detailed information about the Funds, including information relating to (i) investment policies and restrictions, (ii) the Trustees, officers and investment advisers, (iii) securities transactions, (iv) the Funds' shares, including rights and liabilities of shareholders, (v) the method used to calculate performance information and (vi) the determination of net asset value.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR THE STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR THEIR DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS OR THEIR DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

PROSPECTUS                                                            1784 FUNDS

APPENDIX A -- TAXABLE EQUIVALENT YIELDS
================================================================================
This table shows the yield investors need to achieve from a taxable investment to equal the yield from a tax-exempt investment. These tables do not predict the yield of any Fund. They are accurate as of September 12, 1996.

--------------------------------------------------------------------------------
FEDERAL
Equivalent yields: Tax-exempt versus taxable securities


                                    1996
         Taxable Income            Federal
-------------------------------   Marginal
     Single            Joint        Rate     4.0%    4.5%     5.0%    5.5%
-----------------------------------------------------------------------------
   $0-24,000        $0-40,100      15.00%    4.71%   5.29%    5.88%   6.47%
 24,001-58,150    40,101-96,900    28.00%    5.56%   6.25%    6.94%   7.64%
 58,151-121,300   96,901-147,700   31.00%    5.80%   6.52%    7.25%   7.97%
121,301-263,750  147,701-263,750   36.00%    6.25%   7.03%    7.81%   8.59%
 over 263,750      over 263,750    39.60%    6.62%   7.45%    8.28%   9.11%
                                    1996
         Taxable Income
-------------------------------
     Single            Joint          6.0%     6.5%     7.0%     7.5%    8.0%
------------------------------------------------------------------------------
   $0-24,000        $0-40,100         7.06%    7.65%    8.24%    8.82%   9.41%
 24,001-58,150    40,101-96,900       8.33%    9.03%    9.72%   10.42%  11.11%
 58,151-121,300   96,901-147,700      8.70%    9.42%   10.14%   10.87%  11.59%
121,301-263,750  147,701-263,750      9.38%   10.16%   10.94%   11.72%  12.50%
 over 263,750      over 263,750       9.93%   10.76%   11.59%   12.42%  13.25%

APPENDIX B -- PERMITTED INVESTMENTS AND INVESTMENT PRACTICES
================================================================================
U.S. TREASURY OBLIGATIONS
U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (STRIPS). STRIPS are sold as zero coupon securities. These securities are usually structured with two classes that receive different portions of the interest and principal payments from the underlying obligation. The yield to maturity on the interest-only class is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only class generally is unusually volatile in response to changes in interest rates. See "Zero Coupon Securities" for more information. Each Fund limits its investments in STRIPS to 20% of its total assets.

U.S. GOVERNMENT AGENCIES
Certain Federal agencies such as the Government National Mortgage Association
(GNMA) have been established as instrumentalities of the U.S. government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. government, are either backed by the full faith and credit of the United States (e.g., GNMA) or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association).

RECEIPTS
Receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks and brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. Receipts include Treasury Receipts (TRs), Treasury Investment Growth Receipts (TIGRs) and Certificates of Accrual on Treasury Securities (CATS). TRs, TIGRs, and CATS are sold as zero coupon securities.

ZERO COUPON SECURITIES
A zero coupon security pays no interest or principal to its holder during its life. A zero coupon security is sold at a discount, frequently substantial, and redeemed at face value at its maturity date. The market prices of zero coupon securities are generally more volatile than the market prices of securities of similar maturity that

PROSPECTUS                                                            1784 FUNDS

================================================================================
pay interest periodically, and zero coupon securities are likely to react more to interest rate changes than non-zero coupon securities with similar maturity and credit qualities.

BANK OBLIGATIONS
Bank obligations include certificates of deposit, time deposits (including Eurodollar time deposits) and bankers' acceptances and other short-term debt obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. The Funds have established certain minimum credit quality standards for bank obligations in which they invest.

BANKERS' ACCEPTANCES
A banker's acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT
A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.

TIME DEPOSITS
A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities. COMMERCIAL PAPER Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from one to 270 days.

MONEY MARKET FUNDS
A money market fund is a mutual fund that limits its investments to high quality money market instruments with a weighted average maturity of 90 days or less. Consistent with applicable regulations the Funds may not invest more than certain percentages of their assets in other mutual funds. Investing in other mutual funds causes shareholders to bear not only Fund expenses, but also expenses of the underlying mutual funds.

VARIABLE AND FLOATING RATE INSTRUMENTS
Certain obligations may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature permitting the holder to demand payment of principal at any time or at specified intervals. These obligations may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security. The interest rate on these securities may be reset daily, weekly, quarterly, or some other reset period and may have a floor or ceiling on interest rate charges. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

REPURCHASE AGREEMENTS
A repurchase agreement is an agreement where a person buys a security and simultaneously commits to sell the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. A Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral securities or if the Fund realizes a loss on the sale of the collateral securities. Pursuant to an exemptive order from the SEC, the Funds may enter into repurchase agreements on a pooled basis.

                                                                     (CONTINUED)

PROSPECTUS                                                            1784 FUNDS

================================================================================
REVERSE REPURCHASE AGREEMENTS
Reverse repurchase agreements involve the sale of securities held by a Fund and the agreement by the Fund to repurchase the securities at an agreed-upon price, date and interest payment. When a Fund enters into reverse repurchase transactions, securities of a dollar amount equal in value to the securities subject to the agreement will be maintained in a segregated account with the Fund's custodian. The segregation of assets could impair the Fund's ability to meet its current obligations or impede investment management if a large portion of the Fund's assets are involved. Reverse repurchase agreements are considered to be a form of borrowing.

FORWARD COMMITMENTS OR PURCHASES
ON A WHEN-ISSUED BASIS
Forward commitments or purchases of securities on a when-issued basis are transactions where the price of the securities is fixed at the time of commitment and the delivery and payment ordinarily takes place beyond customary settlement time. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the buyer before settlement. The securities are subject to market fluctuation due to changes in market interest rates; the securities are also subject to fluctuation in value pending settlement based upon public perception of the creditworthiness of the issuer of these securities. Each Fund may invest up to 25% of its assets in forward commitments or commitments to purchase securities on a when-issued basis.

MUNICIPAL SECURITIES
Municipal securities include debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations and for general operating expenses. Municipal securities also include debt obligations issued to obtain funds for lending to other public institutions and facilities, and certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed with the proceeds of these bonds as security for such payment. Municipal securities also include participations in municipal leases. These are undivided interests in a portion of a lease or installment purchase issued by state or local government to acquire equipment or facilities. Municipal leases frequently have special risks not normally associated with general obligation bonds or revenue bonds. Many leases include "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Although the obligations will be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might, in some cases, prove difficult.

STANDBY COMMITMENTS
A security purchased subject to a standby commitment may be sold at a fixed price prior to maturity and may be sold at any time at market rates. A premium may be paid for a standby commitment and will have the effect of reducing the yield otherwise payable on the underlying security. There is no limit to the percentage of Fund securities that any Fund may purchase subject to a standby commitment but the amount paid directly or indirectly for a standby commitment held by any Fund will not exceed 1/2 of 1% of the value of the total assets of the Fund.

PROSPECTUS                                                            1784 FUNDS

SECURITIES LENDING
Consistent with applicable regulatory requirements and in order to generate additional income, each Fund may lend securities to broker-dealers and other institutional borrowers. Loans must be callable at any time and continuously secured by collateral (cash or U.S. government securities) in an amount not less than the market value, determined daily, of the securities loaned. It is intended that the value of securities loaned by a Fund would not exceed 331/3% of the Fund's total assets. In the event of the bankruptcy of the other party to a securities loan, a Fund could experience delays in recovering either the securities lent or cash. To the extent that, in the meantime, the value of the securities lent has increased or the value of the securities purchased has decreased, the Fund could experience a loss. The voting rights of such securities may pass to the borrower; however, the lending Fund will seek to call loans, to vote proxies, or otherwise to obtain rights to vote or consent if a material event affecting the investment is to occur.

RESTRICTED OR ILLIQUID SECURITIES
Securities that may not be sold freely to the public absent registration or securities for which there is no readily available market are referred to as restricted or illiquid securities, respectively. Each Fund may invest up to 10% of its net assets in illiquid securities, including restricted securities that are illiquid. The absence of a trading market can make it difficult to ascertain a market value for these investments. Disposing of illiquid securities may involve time-consuming negotiation and legal expense, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price.

PROSPECTUS                                                            1784 FUNDS

                                      NOTES
--------------------------------------------------------------------------------

NEW ACCOUNT APPLICATION
                       MAIL TO: 1784 FUNDS, P.O. BOX 8524, BOSTON, MA 02266-8524
                               FOR INFORMATION, CALL: 1784 FUNDS, 1-800-252-1784
--------------------------------------------------------------------------------


                                     [LOGO]
                                   1784 Funds

PLEASE PRINT CLEARLY ALL ITEMS EXCEPT SIGNATURE

1. SHAREHOLDER REGISTRATION
================================================================================


--------------------------------------------------------------------------------
OWNER'S FIRST NAME          MIDDLE INITIAL           LAST NAME

--------------------------------------------------------------------------------
JOINT OWNER'S FIRST NAME    MIDDLE INITIAL           LAST NAME

--------------------------------------------------------------------------------
ADDRESS

--------------------------------------------------------------------------------
CITY                            STATE                   ZIP
(         )                         (        )
--------------------------------------------------------------------------------
DAYTIME PHONE                       EVENING PHONE

--------------------------------------------------------------------------------
OWNER: SOCIAL SECURITY OR TAX I.D. NUMBER

--------------------------------------------------------------------------------
JOINT OWNER; SOCIAL SECURITY OR TAX I.D. NUMBER

--------------------------------------------------------------------------------
DATE OF BIRTH     OCCUPATION

[] U.S. Citizen   [] Other    _________________________________
                                          SPECIFY

2. TYPE OF ACCOUNT
================================================================================

COMPLETE ONE SECTION ONLY.
[] Individual
[] Joint Owner (cannot be a minor)
[] Uniform Gift or Transfer to Minor:

------------------------------------------------------------- as a custodian for
CUSTODIAN'S NAME (ONLY ONE PERMITTED)

--------------------------------------------------------------------------------
MINOR'S NAME (ONLY ONE PERMITTED)

--------------------------------------------------------------------------------
MINOR'S SOCIAL SECURITY NUMBER                             MINOR'S DATE OF BIRTH

[] A Trust (including Corporate Pension Plans):

-------------------------------------------------------------- as Trustee(s) for
NAME OF TRUSTEE(S)

--------------------------------------------------------------------------------
NAME OF TRUST                                               TRUST ACCOUNT NUMBER


under agreement date -----------------------------------------------------------
                                                         DATE OF TRUST AGREEMENT

[] A Corporation, Partnership or other entity:

--------------------------------------------------------------------------------
NAME OF CORPORATION OR OTHER ENTITY

3. 1784 FUNDS INVESTMENT SELECTION
================================================================================

CHECK THE FUND(S) AND INDICATE THE AMOUNT OF INVESTMENT FOR EACH FUND. ENCLOSE ONE CHECK MADE PAYABLE TO EACH FUND IN WHICH YOU WILL BE INVESTING. MINIMUM INITIAL INVESTMENT: $1000 PER FUND, $100,000 FOR INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND.

[] 1784 U.S. Treasury Money Market Fund (902)                     $_____________
[] 1784 Prime Money Market Fund (932)                             $_____________
[] 1784 Tax-Free Money Market Fund (901)                          $_____________

[] 1784 Institutional U.S. Treasury
   Money Market Fund (903)                                        $_____________

METHOD OF PAYMENT:
[] Enclosed is my check(s) made payable to the Fund(s)
   I have chosen.
[] Debit my attached checking or savings account

--------------------------------------------------------------------------------
ACCOUNT NUMBER

4. AUTHORIZATION OF TELEPHONE TRANSFER
================================================================================

CHECK ONE OR MORE BOXES TO AUTHORIZE TELEPHONE EXCHANGES AND/OR WIRE TRANSFERS, AND/OR ACH TRANSFERS, AND/OR CHECK REDEMPTION.

I/We authorize the Shareholder Servicing Agent of the 1784 Funds, to act upon instructions received by telephone from me/us to perform the following services:

[] EXCHANGE BETWEEN FUNDS

[] WIRE TRANSFER: I/We understand that a fee is charged each time I/we request a wire redemption. PLEASE COMPLETE SECTION 6.

[] ACH: PLEASE COMPLETE SECTION 5.

[] SEND CHECK TO ADDRESS OF RECORD

5. BANK WIRE AND ACH INSTRUCTIONS
================================================================================

If you wish to redeem with payment via wire transfer or ACH, or make use of the Systematic Investment Plan, YOU MUST ATTACH A
VOIDED CHECK OR DEPOSIT SLIP FOR THE BANK ACCOUNT YOU WISH TO USE, AND provide full bank account information as shown below. Any change in these instructions must be made in writing to 1784 Funds.

--------------------------------------------------------------------------------
|                  ATTACH VOIDED CHECK OR DEPOSIT SLIP HERE                    |
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BANK NAME                                          BRANCH OFFICE (IF APPLICABLE)

--------------------------------------------------------------------------------
BANK ADDRESS (DO NOT USE P.O. BOX)

--------------------------------------------------------------------------------
CITY                            STATE                     ZIP

--------------------------------------------------------------------------------
NAME(S) ON BANK ACCOUNT

--------------------------------------------------------------------------------
BANK ACCOUNT NUMBER                                                 BANK ABA NO.

ACCOUNT TYPE (CHECK ONE):  [] Checking
                           [] Savings/Money Market

6. SYSTEMATIC INVESTMENT PLAN (OPTIONAL)
================================================================================

IF YOU CHOOSE THIS OPTION, YOU MUST ATTACH A VOIDED CHECK AND PROVIDE FULL BANK INFORMATION IN SECTION 5.

[] Check box if you want this service.
I/We authorize the Shareholder Servicing Agent of 1784 Funds to draw on my/our bank account on a periodic basis, as indicated below, for investment in my/our 1784 Funds account. I/We understand that if there are insufficient funds in my/our account service charges may apply.

[] I/We have attached a voided check, and have provided bank information in
   Section 5.

[] Periodic investment amount $_________________________________________________
                                            ($50 MINIMUM/MONTH)

[] Name of 1784 Fund____________________________________________________________

PREFERRED INVESTMENT SCHEDULE:
[] Semi-monthly, on the
   5th and 20th of each month beginning_________________________________________
                                                        (MONTH)
[] Monthly, on the (check one):

     [] 5th day of each month beginning ________________________________________
                                                        (MONTH)
     [] 20th day of each month beginning _______________________________________
                                                        (MONTH)




                                                   PLEASE COMPLETE ON OTHER SIDE

7. SHAREHOLDER AGREEMENT
================================================================================

In this Agreement, "I," "my," "you" and "your" means each customer individually and/or any two or more customers signing this Agreement.

[] I have full right, power, authority and legal capacity to purchase shares of the Fund(s) and such purchases are not illegal in my state of residence. I affirm that I have received and read the current prospectus(es) of the Fund(s) selected on the first page and agree to its terms. I understand the investment objectives and program, and have determined that the Fund(s) is/are a suitable investment, based upon my investment needs and financial situation. I agree that neither SEI Financial Services Company (SFS), Bank of Boston, 1784 Funds, the Shareholder Servicing Agent nor any bank or broker-dealer through which purchases may be made, nor any affiliate of any of the foregoing or any other of their agents, officers, directors, or employees ("Other Parties") will be liable for any loss, expense, or cost from my investment decision, nor from acting upon my instructions received by telephone, if the procedures described in the prospectus(es) concerning verification are followed.

[] I understand that the authorization(s) with respect to telephone transactions, wire redemption and ACH are subject to the conditions and limitations set forth in the current prospectus(es). I ratify any instructions given pursuant to the above authorization(s) and agree that no Other Party will be liable for any loss, expense, or cost from my investment decision, nor from acting upon my instructions or inquiries believed genuine, including instructions received by telephone if the procedures described in the prospectus(es) concerning verification are followed. I authorize you to honor all debit and credit entries initiated by me. All my debits are subject to sufficient collected funds in the account noted above. I further agree that if any such entries are dishonored with good and sufficient cause, no Other Party shall be under any liability whatsoever.

[] I understand and acknowledge that shares of the 1784 Funds are not insured by the FDIC or any other government agency; are not deposits or other obligations of, or guaranteed by any bank; and involve investment risks, including possible loss of the principal amount invested.

[] I understand and agree that any telephone conversation with BFDS or any bank or broker-dealer or any of their affiliates may be recorded for accuracy.

[] This Agreement shall be governed by the laws of the Commonwealth of Massachusetts. Unless otherwise specified, Uniform Gifts or Transfers to Minor's Accounts will be governed by the Uniform Gifts or Transfers to Minor's Act of the Custodian's state as of account opoening


  8. SIGNATURE & CERTIFICATION
================================================================================

Under the penalties of the perjury, I certify the following:

[] The number shown on this form is my/our correct Social Security or Taxpayer Identification Number.

[] I am not subject to back-up witholding either because I have not been notified that I am subject to back-up witholding as a result of a failure to report all interest and dividends, or the International Revenue Service has notified me that I am no longer subject to back-up witholding, or I am exempt from back-up witholding.

[] I hereby authorize the Shareholder Servicing Agent to deposit or withdraw funds, described above, to my account at the financial institution named in
     Section 5 and to adjust any over-deposit or under-withdrawal which is caused to be made to my account. I will not hold the financial institution named above liable for any erroneous deposits, withdrawals, or adjustments made by the Shareholder Servicing Agent.


X_______________________________________________________________________________
     SIGNATURE (INDIVIDUAL OR CUSTODIAN)                 DATE

X_______________________________________________________________________________
     SIGNATURE (JOINT REGISTRANT, IF ANY)                DATE

X_______________________________________________________________________________
     SIGNATURE AND TITLE                                 DATE
     (CORPORATE OFFICER, PARTNER, TRUSTEE, ETC.)

[] Check box if you have received IRS notification that you are subject to back-up witholding.

9. FOR NON-RESIDENT ALIENS ONLY
================================================================================



Substitute W-8 FORM Certificate of Foreign Status
(Non-Resident Alien)
   [] Under penalties of perjury, I certify that, to the best of my knowledge and belief, I qualify as a foreign person because
I am not an U.S. citizen or resident.


X_______________________________________________________________________________
     SIGNATURE OF APPLICANT                              DATE

________________________________________________________________________________
     PERMANENT ADDRESS

Substitute W-8 FORM Certificate of Foreign Status
(Non-Resident Alien Co-Applicant)

[] Under penalties of perjury, I certify that, to the best of my knowledge and belief, I qualify as a foreign person because I am not an U.S. citizen or resident.

X_______________________________________________________________________________
     SIGNATURE OF CO-APPLICANT                           DATE
________________________________________________________________________________
     PERMANENT ADDRESS

THANK YOU FOR YOUR INVESTMENT, YOU WILL RECEIVE
WRITTEN CONFIRMATION SHORTLY.

--------------------------------------------------------------------------------
|                                                                              |
|     FOR INTERNAL USE ONLY:                                                   |
|     -------------------------------------------------------------------      |
|                                                                              |
|     ___________________________________________________________________      |
|     DEPOSIT ACCOUNT #                                                        |
|     ___________________________________________________________________      |
|     BANK CODE                              RC                                |
|     ___________________________________________________________________      |
|     NAME OF REPRESENTATIVE                 NUMBER                            |
|                                                                              |
|     SOURCE OF BUSINESS/SOURCE OF FUNDS___ ___ ___ ___ / ___ ___ ___ ___      |
|                                                                              |
|     [] BKBCUSTOMER [] NON-BKB CUSTOMER_________________________________      |
|                                                                              |
--------------------------------------------------------------------------------

                                                                         (10/96)

CORPORATE RESOLUTION FORM
                       MAIL TO: 1784 FUNDS, P.O. BOX 8524, BOSTON, MA 02266-8524
                               FOR INFORMATION, CALL: 1784 FUNDS, 1-800-252-1784

--------------------------------------------------------------------------------

                                     [LOGO]
                                   1784 Funds


THIS FORM IS REQUIRED TO REDEEM 1784 FUND SHARES BY TELEPHONE FOR CORPORATIONS, BUSINESS TRUSTS, PARTNERSHIPS AND OTHER SIMILAR ORGANIZATIONS ONLY AND MUST ACCOMPANY A COMPLETED NEW ACCOUNT APPLICATION.


(1.) RESOLUTIONS FOR TELEPHONE REDEMPTION
--------------------------------------------------------------------------------
RESOLVED: In connection with any funds invested in shares of


--------------------------------------------------------------------------------
                     NAME OF 1784 FUND(S) AND ACCOUNT NUMBER

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   TITLE(S) OR NAME(S) OF THOSE WITH AUTHORITY

(are) (is) hereby authorized to execute the Telephone Redemption Authorization, included in the accompanying application, and to name the following bank as the recipient of the proceeds of any such redemption:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FURTHER RESOLVED: That the (Clerk) (Assistant Clerk) (Secretary) (Assistant Secretary) (Managing Partner) (Member) (Manager) be and hereby is authorized and directed to certify the foregoing resolution and that the provisions thereof are in conformity with the (Articles of Organization) (Certificate of Incorporation) (Charter) (Declaration of Trust) (Partnership Agreement) and (By-Laws) (Operating Agreement) of this (Corporation) (Trust) (Partnership) (Limited Liability Company).

(2.)  APPOINTMENT OF AGENT FOR TELEPHONE REDEMPTION AUTHORIZATION
--------------------------------------------------------------------------------

We, the undersigned, constitute and appoint Bay Bank Systems, Inc., or such other entity as may be the Shareholder Servicing Agent for 1784 Funds (the "SSA"), our true and lawful attorney to surrender for redemption any and all shares held by

--------------------------------------------------------------------------------
                            ACCOUNT NAME AND ADDRESS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

with full power of substitution in the premises. SSA is hereby authorized and directed to accept and act upon any telephone directions for redemptions of shares held in the above account from any person who requests payment to be made to the bank account identified in the Application Form submitted herewith. We understand and agree that SSA will not be liable for any loss, expense or costs arising out of any telephone request for redemption as long as SSA acts in accordance with the telephone redemption procedures as described in the prospectus of the 1784 Funds, as amended from time to time. (This authorization and the following certificate must be completed and received by SSA before telephone, ACH or wire redemption requests for transmission of funds will be honored. Any amendment or modification of the above information will require that a new Corporate Resolution Form be completed and submitted, with a completed Telephone Redemption Form with a signature guarantee.) We hereby certify that each of the persons listed below has been duly elected and is now legally holding the office set forth opposite his name.

PLEASE PRINT OR TYPE FULL NAME AND TITLES

--------------------------------------------------------------------------------

X
--------------------------------------------------------------------------------
SIGNATURE

--------------------------------------------------------------------------------

X
--------------------------------------------------------------------------------
SIGNATURE

--------------------------------------------------------------------------------

X
--------------------------------------------------------------------------------
SIGNATURE

We further certify that said


--------------------------------------------------------------------------------
                              TYPE OF ORGANIZATION

is duly organized and existing, and has the power to take action called for by the foregoing resolutions.

We further certify and agree that the above certifications, authorizations and appointments will continue until SSA receives actual written notice of any change thereof.


                                                      PLEASE COMPLETE OTHER SIDE

(3.)  CERTIFICATION
--------------------------------------------------------------------------------

I hereby certify that the foregoing resolutions relating to
[] Telephone Redemption
are in conformity with the (Articles of Organization) (Certificate of Incorporation) (Charter) (Declaration of Trust) (Partnership) Agreement) and the (By-Laws) (Operating Agreement) of the


--------------------------------------------------------------------------------
                              NAME OF ORGANIZATION

organized under the laws of_____________________and were
                                      STATE

adopted at a meeting of the (Board of Directors) (Trustees) (Partners) (Members) of the (Corporation) (Trust) (Partner-ship) (Limited Liability Company) duly called and held on


--------------------------------------------------------------------------------
                                      DATE

at which quorum was present and acting throughout, and that the same are now in full force and effect. I further certify that the following is (are) the duly elected officer(s) of the (Corporation) (Trust) (Partnership) (Limited Liability Company), authorized to act in accordance with the foregoing resolutions.


--------------------------------------------------------------------------------
                                NAMES AND TITLES

Witness my (our) hand(s) and the seal of the(Corporation) (Trust) (Partner-ship) (Limited Liability Company) this __________________day of_________________,
19____.


--------------------------------------------------------------------------------
        SECRETARY, CLERK, MANAGING PARTNER, MEMBER OR MANAGER CONFIRMED


--------------------------------------------------------------------------------
                                  OTHER OFFICER

*If the Secretary or other recording officer is authorized to act by the above resolutions, this certificate must also be signed by another officer.


                                                                    BKB-M-024-02

1784 MONEY MARKET FUNDS
--------------------------------------------
INVESTMENT CHOICES TO MEET A RANGE OF GOALS.

In addition to money market funds, the 1784
Funds family includes stock, bond, and tax-exempt funds to meet a wide range of investment goals. You may select individual funds to target very specific investment objectives or combine 1784 Funds to create an entire portfolio structured in the most effective way to meet your long-term goals.

BOND FUNDS
1784 U.S. Government Medium-Term Income Fund
1784 Short-Term Income Fund
1784 Income Fund

TAX-EXEMPT INCOME FUNDS
1784 Tax-Exempt Medium-Term Income Fund
1784 Connecticut Tax-Exempt Income Fund
1784 Florida Tax-Exempt Income Fund
1784 Massachusetts Tax-Exempt Income Fund
1784 Rhode Island Tax-Exempt Income Fund

STOCK FUNDS
1784 Asset Allocation Fund
1784 Growth and Income Fund
1784 Growth Fund
1784 International Equity Fund


FOR MORE COMPLETE INFORMATION ON ALL THE 1784 FUNDS, INCLUDING FEES AND CHARGES, PLEASE CALL 1-800-252-1784 FOR A FREE PROSPECTUS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.



                                     [LOGO]
                                   1784 FUNDS


                                   THE SIMPLE,
                                 CONVENIENT WAY
                                   TO INVEST.

[BULLET] NO-LOAD INVESTING--
         No sales charges, exchange or
         redemption fees.
[BULLET] LOW MINIMUM INVESTMENT--
         Initial investment of $1,000 with
         additional investments as low as $250.
[BULLET] AUTOMATIC INVESTMENT OF AS LITTLE AS $50--
         Arrange to have funds automatically
         invested from your bank account.
[BULLET] 24-HOUR ACCESS--
         Automated account information at
         1-800-252-1784 24-hours a day.
[BULLET] MONTHLY INVESTMENT STATEMENT--
         Receive information on all your
         1784 Funds monthly. In addition you'll
         receive written confirmation each time
         you buy or sell shares.

Note: The Institutional U.S. Treasury Money Market Fund has higher minimums for initial investment and automatic investment.



                                     [LOGO]
                                   1784 FUNDS


                          SOUND CHOICES. STRAIGHT TALK.
                         INVESTMENT MANAGEMENT STRENGTH.

                                 1-800-252-1784



                           NOT PART OF THE PROSPECTUS

                                   1784 FUNDS
================================================================================

                               MONEY MARKET FUNDS
                      1784 U.S. Treasury Money Market Fund
                          1784 Prime Money Market Fund
                         1784 Tax-Free Money Market Fund
               1784 Institutional U.S. Treasury Money Market Fund

                                   BOND FUNDS
                  1784 U.S. Government Medium-Term Income Fund
                           1784 Short-Term Income Fund
                                1784 Income Fund

                             TAX-EXEMPT INCOME FUNDS
                     1784 Tax-Exempt Medium-Term Income Fund
                     1784 Connecticut Tax-Exempt Income Fund
                       1784 Florida Tax-Exempt Income Fund
                    1784 Massachusetts Tax-Exempt Income Fund
                    1784 Rhode Island Tax-Exempt Income Fund

                                   STOCK FUNDS
                           1784 Asset Allocation Fund
                           1784 Growth and Income Fund
                                1784 Growth Fund
                         1784 International Equity Fund





                              FOR MORE INFORMATION,
                              CALL 1-800-252-1784.



                                     [LOGO]
                                   1784 FUNDS


                          SOUND CHOICES. STRAIGHT TALK.
                         INVESTMENT MANAGEMENT STRENGTH.


                           NOT PART OF THE PROSPECTUS
BKB-F-03901                                                       (11/96) Z00414